Account and Financing Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNT AND FINANCING RECEIVABLES, NET
Account and financing receivables
	As of December 31,
	2017	2018
Accounts receivable	$70,351	$104,159
Financing receivables	—	46,238
Less: allowance for doubtful accounts and credit losses	(384)	(7,511)
Total	$69,967	$142,886

Movement of allowance for doubtful accounts and credit losses
	As of December 31,
	2016	2017	2018
Beginning balance	$—	$—	$384
Additional provision	—	378	9,119
Written off	—	—	(1,908)
Foreign currency translation adjustment	—	6	(84)
Ending balance	$—	$384	$7,511